Aston Funds

ASTON/Cornerstone Large Cap Value Fund (the “Fund”)

Class N Shares and Class I Shares

Supplement dated December 16, 2015 to the Prospectus dated February 28, 2015, as supplemented on March 16, 2015, for Aston Funds (the “Prospectus”) and the Summary Prospectus dated March

2, 2015 for the Fund (together with the Prospectus, the “Prospectuses”)

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Prospectuses and should be retained and read in conjunction with the Prospectuses. Keep it for future reference.

REDUCTION IN MANAGEMENT FEE AND OPERATING EXPENSE LIMITS

Effective January 1, 2016, the management fee for the Fund will be reduced from 0.80% to 0.70% and the contractual operating expense limits for the Fund will be reduced through February 28, 2017 from 1.30% to 1.14% of the Fund’s average daily net assets with respect to Class N shares and from 1.05% to 0.89% of the Fund’s average daily net assets with respect to Class I shares.

For more information, please call Aston Funds: 800-992-8151 or visit our website at www.astonfunds.com.

SUP CNRSTNE LCV 1215

Aston Funds

ASTON/Herndon Large Cap Value Fund (the “Fund”)

Class N Shares and Class I Shares

Supplement dated December 16, 2015 to the Prospectus dated February 28, 2015, as supplemented on March 16, 2015, for Aston Funds (the “Prospectus”) and the Summary Prospectus dated March

2, 2015 for the Fund (together with the Prospectus, the “Prospectuses”)

IMPORTANT NOTICE

This supplement provides new and additional information beyond that contained in the Prospectuses and should be retained and read in conjunction with the Prospectuses. Keep it for future reference.

REDUCTION IN MANAGEMENT FEE AND OPERATING EXPENSE LIMITS

Effective January 1, 2016, the management fee for the Fund will be reduced from 0.80% to 0.70% and the contractual operating expense limits for the Fund will be reduced through February 28, 2017 from 1.30% to 1.14% of the Fund’s average daily net assets with respect to Class N shares and from 1.05% to 0.89% of the Fund’s average daily net assets with respect to Class I shares.

For more information, please call Aston Funds: 800-992-8151 or visit our website at www.astonfunds.com.

SUP HERN LCV 1215

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